SCHEDULE OF OUTSTANDING WARRANT (Details) (Parenthetical) - USD ($)					6 Months Ended	12 Months Ended
	Nov. 05, 2021	Sep. 24, 2021	Aug. 03, 2021	Jul. 02, 2021	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Jun. 01, 2022	May 01, 2022	Mar. 01, 2022	Feb. 01, 2022	Jan. 03, 2022	Dec. 28, 2021	Aug. 31, 2019	Feb. 28, 2013
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants issued	722,317	361,158			18,901,290										13,170
Warrants and rights outstanding, maturity date					Jun. 30, 2026
Warrants, exercise price	$ 7.63	$ 7.63						$ 0.46	$ 0.94	$ 0.96	$ 1.58	$ 2.83	$ 4.50	$ 3.04	$ 6.23
Fair value adjustment of warrants						$ 11,565,472
Warrants and Rights Outstanding Term				3 years
Debt instrument expiration date	Nov. 04, 2026	Sep. 23, 2026
General and Administrative Expense [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants, exercise price				$ 10.01
Fair value adjustment of warrants			$ 56,591	$ 11,600,000
Grant date fair value of warrants price per share				$ 14.49
Subscription Arrangement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants issued			500,000	1,106,108
Subscription Arrangement [Member] | General and Administrative Expense [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Fair value adjustment of warrants			$ 56,591
Public Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Class of warrant or right, outstanding					10,000,000
Private Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Remaining of cashless warrant shares					8,901,290
Minimum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Sale of stock, price per share					$ 10.00
Warrants, exercise price			$ 11.50
Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Sale of stock, price per share					11.50
Warrants, exercise price			$ 10.00		$ 10.00